Contents of Significant Accounts - Equity - Additional Information (Detail) - $ / shares		12 Months Ended
	Aug. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Shares authorized		26,000,000,000	26,000,000,000
Shares issued		12,424,319,000	12,624,319,000
Shares par value		$ 10	$ 10
Number of common shares represented by 1 ADS		5
Treasury stock cancelled	200,000,000
Maximum percentage of total shares of treasury stock on issued stock as per Securities and Exchange Law of the R.O.C		10.00%
Closing prices of UMC's stock		$ 11.25	14.20
Percentage of legal reserve		10.00%
Cash dividends		$ 0.58000000	$ 0.71164307
HSUN CHIEH INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates		441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates		172,000,000	172,000,000
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates		16,000,000	16,000,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE		143,000,000	144,000,000
Number of common shares represented by issued American Depositary Shares		717,000,000	721,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution		20.00%
Percentage of stock dividend on dividend distribution		0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution		100.00%
Percentage of stock dividend on dividend distribution		80.00%